Touchstone Mid Cap Growth Fund Expense Example - Touchstone Mid Cap Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	1,893
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,453
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,138
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,054